SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 14, 2020	Jul. 10, 2020	Jul. 08, 2020	May 04, 2020	Apr. 03, 2020	Mar. 06, 2018	May 31, 2020	Mar. 17, 2020	Jan. 27, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2020	Jul. 07, 2020	May 23, 2019	Dec. 02, 2016
Shares issued to related party, value										$ (157,500)	$ (318,500)		$ (290,100)	$ (136,000)
Fair market value of share						$ 0.016
Operating lease liability												$ 644,310	357,171
Operating lease right of use assets												$ 644,310	$ 338,304
Warrants exercise price												$ 0.05
Preferred stock, shares par value												$ 0.00001	$ 0.00001
Common stock, shares authorized												2,500,000,000	900,000,000	900,000,000
Common stock, shares par value												$ 0.00001	$ 0.00001	$ 0.00001
Conversion of stock, converted shares						55,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized			250									250	250	3,300,000		3,300,000
Preferred stock, shares par value			$ 0.00001									$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Conversion of stock, converted shares												1,000	1,000
Securities Exchange Agreement [Member]
Purchase price of first debenture							$ 250,000
Loan origination fees							15,000
Debt issuance discount							10,000
Structuring fee							$ 5,000
Shares reserved for future issuance							20,000,000
Warrants exercise price							$ 0.05
Warrant term							3 years
Private Placement [Member]
Maximum shares conversion limit							105,947,397
Warrants exercisable							20,000,000
Conversion price							$ 0.05
Common stock shares issued upon conversion of preferred stock							105,947,397
Private Placement [Member] | Minimum [Member]
Conversion blocker, percentage							4.99%
Private Placement [Member] | Maximum [Member]
Conversion blocker, percentage							9.99%
PaycheckProtectionPromissoryNote
Principal amount				$ 95,161
Maturity date				May 06, 2022
Interest rate				1.00%
US Small Business Administration [Member]
Proceeds from loan							$ 7,000
Robert Clark [Member]
Shares reserved for future issuance													170,000,000					120,000,000
Lori Radcliffe[Member]
Shares issued to related party, shares									5,000,000
Shares issued to related party, value									$ 318,500
Fair market value of share									$ 0.0637
Kona [Member]
Operating lease payment								$ 676
Operating lease liability								38,502
Operating lease right of use assets								$ 38,502
Paul O Renick [Member]
Shares issued to related party, shares					5,000,000
Shares issued to related party, value					$ 157,500
Fair market value of share					$ 0.0315
Ryan Dodd [Member]
Fair market value of share					$ 0.0315												$ 0.131
Common stockshares issued under agreement, shares					85,000
Common stockshares issued under agreement, value					$ 2,578
Subsequent Event [Member]
Common stock, shares authorized															2,500,000,000
Common stock, shares par value															$ 0.00001
Subsequent Event [Member] | Series C Preferred Stock [Member]
Preferred stock, shares authorized			250													3,300,000
Preferred stock, shares par value			$ 0.00001
Preferred stock, voting right			The holders of shares of the Series Preferred C Stock are entitled to 2,000,000, votes for every share of our Series Preferred C Stock held
Subsequent Event [Member] | Securities Exchange Agreement [Member]
Debt issuance discount	$ 10,000
Purchase price of second debenture	$ 250,000
Subsequent Event [Member] | Robert Clark [Member]
Shares issued to related party, shares	140
Fair market value of share	$ 0.0312	$ 0.0346
Common stock shares issued upon conversion of preferred stock		2,700,000
Conversion of stock, converted shares		2,700,000
Subsequent Event [Member] | Joseph Thornburg [Member]
Fair market value of share		$ 0.0346
Common stock shares issued upon conversion of preferred stock		1,300,000
Conversion of stock, converted shares		1,300,000